Document and Entity Information	6 Months Ended
Sep. 30, 2024
Entity Addresses [Line Items]
Document Period End Date	Sep. 30, 2024
Document Type	6-K
Entity Registrant Name	HIVE Digital Technologies Ltd.
Entity Central Index Key	0001720424
Current Fiscal Year End Date	--03-31
Amendment Flag	false
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Entity File Number	001-40398
Entity Address, Address Line One	Suite 370, 1095 West Pender Street,
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 2M6
Entity Address, Country	CA